As filed with the Securities and Exchange Commission on June 28, 2005
                                     Investment Company Act file number 811-4265


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2005
================================================================================


        Face                                                                        Maturity            Value        Ratings (a)
        Amount                                                                        Date     Yield   (Note 1)      Moody's   S&P
        ------                                                                        ----     -----    ------       -------  ----
Put Bonds (b) (3.02%)
------------------------------------------------------------------------------------------------------------------------------------
$     2,900,000  Connecticut State HEFA P-Float PT-905 (c)
                 Insured by FGIC                                                     11/17/05  2.20% $     2,900,000
      1,000,000  Houston, TX Independent School District
                 Limited Tax Schoolhouse and Refunding Bond                          06/15/05  1.73        1,000,000  VMIG-1   A1+
---------------                                                                                      ---------------
      3,900,000  Total Put Bonds                                                                           3,900,000
---------------                                                                                      ---------------
Tax Exempt Commercial Paper (5.42%)
------------------------------------------------------------------------------------------------------------------------------------
$     7,000,000  State of Connecticut HEFA RB (Yale University)                      05/05/05  2.24% $     7,000,000  VMIG-1   A1+
---------------                                                                                      ---------------
      7,000,000  Total Tax Exempt Commercial Paper                                                         7,000,000
---------------                                                                                      ---------------
Tax Exempt General Obligation Notes & Bonds (25.63%)
------------------------------------------------------------------------------------------------------------------------------------
$     2,500,000  Connecticut State Speciat Tax Obligations RB
                 (REF Transportattion Inftrastructure - A)
                 Insured by FGIC                                                     09/01/05  2.03% $     2,516,464
        525,000  Easton, CT GO (c)                                                   11/01/05  1.88          527,920
      4,000,000  Fairfield, CT BAN                                                   07/28/05  1.99        4,009,466   MIG-1
      2,015,000  Franklin, CT BAN (c)                                                05/11/05  1.25        2,015,409
      3,000,000  Ledyard, CT BAN (c)                                                 10/28/05  2.20        3,019,030
      2,000,000  Manchester, CT Temporary Notes (c)                                  07/06/05  1.10        2,004,090
      2,000,000  Regional School District No. 5 BAN                                  02/09/06  2.13        2,013,248   MIG-1
      2,000,000  Regional School District No. 5 BAN                                  02/09/06  2.10        2,017,524   MIG-1
      5,000,000  State of Illinois                                                   06/03/05  2.03        5,004,322   MIG-1   SP-1+
      2,000,000  State of Texas TRAN                                                 08/31/05  1.60        2,009,205   MIG-1   SP1+
      2,950,000  Stonington, CT BAN - Lot A (c)                                      10/13/05  1.70        2,967,036
      2,000,000  Town of Groton, CT BAN (c)                                          08/01/05  1.94        2,005,276
      3,000,000  Town of Wethersfield, CT (c)                                        06/15/05  2.05        3,003,532
                                                                                                     ---------------
     32,990,000  Total Tax Exempt General Obligation Notes & Bonds                                        33,112,522
---------------                                                                                      ---------------
Variable Rate Demand Instruments (d) (65.79%)
------------------------------------------------------------------------------------------------------------------------------------
$     5,110,000  Bridgeport, CT GO 2000A ROCs II - Series R
                 Insured by FGIC                                                     07/15/16  3.03% $     5,110,000  VMIG-1
      5,000,000  Commonwealth of Puerto Rico GDB
                 Insured by MBIA Insurance Corp.                                     12/01/15  2.86        5,000,000  VMIG-1   A1+
      3,500,000  Commonwealth of Puerto Rico Public Improvement Refunding Bonds
                 TICs/TOCs Trust - Series 2001-1
                 Insured by FSA                                                      07/01/27  3.02        3,500,000           A1+
      2,000,000  Connecticut Development Authority Refunding Airport Hotel RB
                 (Bradley Airport Hotel Project) - Series 1997A
                 LOC KBC Bank                                                        03/01/17  3.00        2,000,000  VMIG-1
      1,000,000  Connecticut Development Authority Refunding Airport Hotel RB
                 (Bradley Airport Hotel Project) - Series 1997B
                 LOC JPMorgan Chase                                                  03/01/17  3.00        1,000,000  VMIG-1
      5,000,000  Connecticut Development Authority Solid Waste Disposal
                 (PJ Rand / Whitney Project)
                 LOC Bank of Montreal                                                08/01/23  3.03        5,000,000  VMIG-1   A1+
      7,000,000  Connecticut HEFA RB (Kingswood-Oxford School Issue)
                 LOC Allied Irish Bank                                               07/01/30  2.98        7,000,000  VMIG-1
      3,291,000  Connecticut Housing Authority - Series 1989D                        11/15/24  3.12        3,291,000  VMIG-1   A1+
      2,000,000  Connecticut State Development Authority IDRB
                 (Gerber Scientific Incorporated)
                 LOC Wachovia Bank & Trust Co., N.A.                                 12/01/14  2.93        2,000,000           A1+
      1,580,000  Connecticut State Development Authority IDRB
                 (Acucut Inc. Project) (c)
                 LOC First Union National Bank                                       06/01/18  3.13        1,580,000
      2,000,000  Connecticut State GO-Series 515                                     12/15/13  3.02        2,000,000  VMIG-1
      3,000,000  Connecticut State HEFA
                 LOC KBC Bank                                                        07/01/24  3.00        3,000,000  VMIG-1   A1
      1,500,000  Connecticut State HEFA (Quinnipiac University)
                 - Series 2003G
                 Insured by Radian Guaranty Inc.                                     07/01/31  3.05        1,500,000           A1+
      5,000,000  Connecticut State HEFA (Hartford University) - Series F
                 LOC Citizens Bank                                                   07/01/34  2.99        5,000,000  VMIG-1   A1+
      5,000,000  Connecticut State HEFA (Eastern Connecticut Health)
                 - Series B
                 LOC Comerica Bank                                                   07/01/34  3.00        5,000,000  VMIG-1   A1+
      3,000,000  Connecticut State HEFA (St. Francis Hospital) (c)
                 Insured by FGIC                                                     07/01/23  3.05        3,000,000
      5,015,000  Connecticut State HEFA RB Putters - Series 215Z                     07/01/30  3.01        5,015,000           A1+
      1,500,000  Connecticut State HEFA RB (Edgehill) - Series C
                 LOC KBC Bank                                                        07/01/27  2.93% $     1,500,000  VMIG-1
$     7,200,000  Connecticut State HFA Housing Mortgage Finance Program B-3
                 Insured by AMBAC Indeminity Corp.                                   05/15/33  3.02        7,200,000  VMIG-1
      4,995,000  Connecticut State P-Float PA 347                                    03/15/12  3.00        4,995,000           A1
        430,000  New Britain, CT GO - Series B (c)
                 Insured by AMBAC Indemnity Corp.                                    04/01/20  3.03          430,000
      1,000,000  Puerto Rico Commonwealth Infrastructure Financing Authority         04/01/27  3.00        1,000,000           A1+
      2,695,000  Puerto Rico PFC Commonwealth Appropriation Bonds - Series 111
                 Insured by AMBAC Indemnity Corp.                                    06/01/26  3.01        2,695,000           A1
      1,300,000  St. Charles Parish, LA PCRB (Shell Oil Norco Project)               11/01/21  3.08        1,300,000  VMIG-1   A1+
      3,000,000  State of Connecticut HEFA RB
                 I(The Hotchkiss School Issue) -Series A                             07/01/30  2.99        3,000,000  VMIG-1   A1+
      1,000,000  West Side Calhoun County, TX Navigation District
                 Environmental Facilities RB (BP Chemicals Inc Project)              10/01/30  3.07        1,000,000           A1+
      1,870,000  Weston, CT ROCs II Series R 6501                                    07/15/22  3.03        1,870,000  VMIG-1
---------------                                                                                      ---------------
     84,986,000  Total Tax Exempt Variable Rate Demand Instruments                                        84,986,000
---------------                                                                                      ---------------
                             Total Investments (99.86%%) (cost $128,998,522+)                            128,998,522
                             Net Cash (0.14%)                                                                187,199
                                                                                                     ---------------
                             Net Assets (100.00%)                                                    $   129,185,721
                                                                                                     ===============
                             Net Asset Value, offering and redemption price per share:
                                  Class A shares,          64,214,198 shares outstanding (Note 3)    $          1.00
                                                                                                     ===============
                                  Class B shares,          29,031,067 shares outstanding (Note 3)    $          1.00
                                                                                                     ===============
                                  JPMorgan Select shares,  35,932,928 shares outstanding (Note 3)    $          1.00
                                                                                                     ===============

     + Aggregate cost for federal income tax purposes is identical


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =   Bond Anticipation Note                      LOC      =   Letter of Credit
     FGIC     =   Financial Guaranty Insurance Company        PCRB     =   Pollution Control Revenue Bond
     FSA      =   Financial Security Assurance                PFC      =   Public Finance Corporation
     GDB      =   Government Development Bond                 RB       =   Revenue Bond
     GO       =   General Obligation                          ROC      =   Reset Option Certificate
     HEFA     =   Health and Education Facilities Authority   TIC      =   Trust Inverse Certificate
     HFA      =   Housing Finance Authority                   TOC      =   Tender Option Certificate
     IDRB     =   Industrial Development Revenue Bond         TRAN     =   Tax and Revenue Anticipation Note


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.


By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  June 28, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: June 28, 2005

* Print the name and title of each signing officer under his or her signature.